UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (919,555)	$ 354,715	$ (4,783,013)	$ (3,187,774)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, plant and equipment	55,159	70,230	248,940	417,517
Amortization	25,714	25,714	102,857	115,359
Stock-based compensation-nonemployee	292,691	272,005	1,341,373	252,369
Stock-based compensation-employee	69,108	106,585	432,246	135,679
Stock-based compensation-director	8,345	0	5,534	0
Finance cost interest element of promissory notes (non-cash)	0	84,718	84,718	103,380
Operating lease expense	14,294	7,060	42,848	28,240
Unrealized foreign exchange gain	(17,339)	(718,701)	(582,034)	0
Gain from insurance claim	0	(481,513)	(481,513)	0
Gain from disposal of asset held for sale	0	(5,606)	2,877	0
Deposit paid for acquisition of subsidiary written off			0	21,316
Impairment on accounts receivable			0	27,481
Impairment on other receivables			0	29,842
Impairment on property, plant and equipment			137,632	134,042
Impairment on advance to supplier			0	177,200
Impairment on assets held for sale			5,866	0
Write down of inventories			0	15,587
Gain on disposal of property, plant and equipment			(164,624)	0
Inventories written off			0	5,978
Property, plant and equipment written off			0	3,979
Change in operating assets and liabilities:
Accounts receivable	0	(120,776)	(121,278)	(81,427)
Other receivables and deposits	(371)	(11,835)	(34,867)	(22,918)
Prepayments	3,369	(13,089)	(20,098)	(6,656)
Inventories	446	40,500	32,733	(235,677)
Accounts payables	(4,862)	(13,118)	(44,368)	19,725
Accrued liabilities and other payables	(191,085)	(26,745)	277,467	(38,160)
Advanced from director	(101,792)	19,602	205,581	(5,472)
Advanced from/to related parties	136	(86,330)	(61,206)	30,640
Repayment of operating lease liabilities	(12,109)	(7,060)	(38,442)	(28,240)
Net cash used in operating activities	(777,851)	(503,644)	(3,410,771)	(2,087,990)
Cash flows from investing activities:
Proceeds from disposal of assets held for sale	0	559,450	943,300	0
Proceeds from insurance recoveries	0	541,221	541,221	0
Withdrawal of deposit with bank	500,000	250,000
Withdrawal of deposit with bank			750,000	0
Proceeds from disposal of property, plant and equipment			947,995	0
Shares issuance for employee compensation	0	106,585
Placement of deposit with bank			0	(2,000,000)
Purchase of property, plant and equipment			(378)	(16,646)
Net cash provided by investing activities	500,000	1,350,671	3,182,138	(2,016,646)
Cash flows from financing activities:
Repayments to lease liabilities	0	(579,137)	(712,140)	(138,156)
Proceeds from issuance of common stock and common stock to be issued	448,000	584,000	1,983,000	4,108,379
Proceeds of bank loan			0	50,000
Repayment of bank loan			(211,440)	(29,560)
Advanced from other payables			0	136,983
Refund from cancellation of common stock			(80,000)	0
Net cash provided by financing activities	448,000	4,863	979,420	4,127,646
Net change in cash and cash equivalents	170,149	851,890	750,787	23,010
Foreign currency translation adjustment	(15,722)	(6,838)	(8,812)	55,718
Net change in cash and cash equivalents	154,427	845,052	741,975	78,728
CASH AND CASH EQUIVALENTS, AT BEGINNING OF PERIOD	1,021,112	279,137	279,137	200,409
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	1,175,539	1,124,189	1,021,112	279,137
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	0	0	0	0
Cash paid for interest	$ 0	9,010	16,247	59,566
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Share issuance for employee compensation		$ 106,585	392,903	$ 0
Promissory Note to related party settled by Company's restricted Common Stock			$ 675,888